EQUITY METHOD INVESTMENT	12 Months Ended
Dec. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
EQUITY METHOD INVESTMENT
NOTE 7 – EQUITY METHOD INVESTMENT

The Company’s equity method investment as of December 31, 2017 and 2016 represented 35% equity interest investment in Xi’an Huitian Blood Products Co., Ltd. (“Huitian”).

In October 2008, Shandong Taibang entered into an equity purchase agreement with one of the equity owners of Huitian (“Seller”) to acquire 35% equity interest in Huitian.